Share-based compensation expenses - Global Share Plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Share-based compensation expenses
Deemed dividends		$ 1,360	¥ 8,851
Share-based compensation expenses		$ 16,563	¥ 107,766
Global Share Plan
Share-based compensation expenses
Number shares authorized				20,480,486
Options Granted (in shares)	0
Options exercised (in shares)	0	0	0
Unrecognized share-based compensation expenses | ¥				¥ 61,773
Weighted average period over which share-based compensation expense is expected to be recognized		7 years 1 month 21 days	7 years 1 month 21 days
Global Share Plan | RONG360 Inc.
Share-based compensation expenses
Conversion ratio of share options				1
Deemed dividends | ¥			¥ 8,851
Global Share Plan | Non-platform business
Share-based compensation expenses
Conversion ratio of share options				1
Share-based compensation expenses | ¥			¥ 31,721
Global Share Plan | Group's employees
Share-based compensation expenses
Outstanding share options				18,640,845
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 0.21	$ 0.21
Weighted average remaining contractual years of options outstanding		7 years 1 month 21 days	7 years 1 month 21 days
Options exercisable				10,827,473
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares	0.10	$ 0.10
Weighted average remaining contractual years of options exercisable		5 years 11 months 27 days	5 years 11 months 27 days
Share options expected to be vested				16,725,096
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares	0.20	$ 0.20
Weighted average remaining contractual years of share options expected to be vested		7 years 1 month 24 days	7 years 1 month 24 days
Aggregate intrinsic value of options outstanding | ¥				¥ 44,454
Aggregate intrinsic value of options exercisable | ¥				26,947
Aggregate intrinsic value of options expected to be vested | ¥				¥ 39,924
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options				18,640,845
Global Share Plan | Employees of non-platform business
Share-based compensation expenses
Outstanding share options				1,839,641
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	0.28	$ 0.28
Weighted average remaining contractual years of options outstanding		7 years 6 months 26 days	7 years 6 months 26 days
Options exercisable				1,136,338
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares	0.17	$ 0.17
Weighted average remaining contractual years of options exercisable		6 years 10 months 28 days	6 years 10 months 28 days
Share options expected to be vested				1,651,134
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares	$ 0.27	$ 0.27
Weighted average remaining contractual years of share options expected to be vested		7 years 6 months 15 days	7 years 6 months 15 days
Aggregate intrinsic value of options outstanding | ¥				¥ 4,251
Aggregate intrinsic value of options exercisable | ¥				2,755
Aggregate intrinsic value of options expected to be vested | ¥				¥ 3,829